CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Net earnings (loss)	$ 40,685	$ 9,878	$ 33,642	$ 8,857	$ 52,519	$ (46,914)	$ 22,037
Other comprehensive (loss) earnings
Foreign currency translation	179	118	(4)	341	275	285	367
Swaps mark to market adjustments					2,533	21,738	(3,428)
Net gain (loss) on financial instrument contracts	(4,709)	(2,622)	25,627	(8,168)
Loss on pension actuarial assumption adjustments				(76)	(17,765)	(28,169)	(4,098)
Financial instrument contracts	(439)	1,174	2,825	8,854
Amortization of deferred mark-to-market adjustment on terminated swaps				445	445	2,119	3,296
Loss on pension actuarial assumption adjustments	353		1,072
Tax benefit (provision) on other comprehensive earnings	1,663	393	(2,481)	(792)	5,395	1,123	(2,078)
Total other comprehensive (loss) earnings-net of tax	(2,953)	(937)	27,039	604	(9,117)	(2,904)	(5,941)
Total comprehensive (loss) earnings	$ 37,732	$ 8,941	$ 60,681	$ 9,461	$ 43,402	$ (49,818)	$ 16,096